Taxes (Details 1) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Assets	R$ 3,160,016
Liabilities	(3,089,121)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Assets	1,011,652
Liabilities	(349,672)
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Assets	712,514
Liabilities	(326,304)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Assets	200,526
Liabilities	(275,776)
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Assets	101,950
Liabilities	(231,884)
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Assets	63,152
Liabilities	(198,029)
Later Than Five Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Assets	150,686
Liabilities	(489,463)
Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Assets	919,536
Liabilities	R$ (1,217,993)